RETIREMENT SAVINGS PLANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT SAVINGS PLANS
Percentage of safe harbor match	100.00%
Employer contribution percentage	5.00%
Contributions made	$ 11,250	$ 10,550